ECONOMIC DEPENDENCE	12 Months Ended
Dec. 31, 2019
Disclosure of acquisition of economic dependence [Abstract]
ECONOMIC DEPENDENCE

21. ECONOMIC DEPENDENCE

For the year ended December 31, 2019, all revenues were generated with ten customers (2018 - seven customers). The loss of one or more of these customers could have a material adverse effect on the Company's financial position and results of operations.

The following table represents sales to individual customers exceeding 10% of the Company's annual revenues:

December 31, 2019
Customer A	$3,069,670
Customer B	$736,959